Dear Variable Annuity Owner:

We will not forget the year 2001. The September 11 attacks had a dramatic impact on our country. The human cost alone left most with the feeling that their lives had changed forever. Even before the attacks, many recognized that the economy was slowing and might have expected 2001 to shape up as a challenging year for stock investors. The events of September 11 and their aftermath punctuated this for most of us.

The stock markets did decline significantly in the weeks following the attacks. However, by year end, both the S&P and NASDAQ indexes had rebounded from their post-September 11 lows. The S&P 500 ended the year with a decline of 12% from the prior year end. The NASDAQ was down 21% for the year. Bonds generally outperformed stocks for the second year in a row. While the core stock subaccounts suffered declines in 2001, they performed as should be expected in this kind of market. You will find a more detailed discussion of 2001 results and the outlook for 2002 in the Ultra Series Fund section of this booklet. We encourage you to read it.

The table below shows the percent change in unit price for each of the subaccounts that support the MEMBERS(R) Variable Annuity II and the MEMBERS(R) Choice Variable Annuity.


               Percent Change in Unit Value from December 31, 2000
                           through December 31, 2001
------------------------------- ---------------------- ----------------------------- ---------------------
                                  Percent Change in                                   Percent Change in
Subaccount                           Unit Value        Subaccount                         Unit Value
------------------------------- ---------------------- ----------------------------- ---------------------
Money Market                            2.58%          Capital Appreciation Stock           (10.20)%
------------------------------- ---------------------- ----------------------------- ---------------------
Bond                                    7.08%          Mid-Cap Stock                          9.89%
------------------------------- ---------------------- ----------------------------- ---------------------
High Income                             2.19%          Emerging Growth                      (31.68)%
------------------------------- ---------------------- ----------------------------- ---------------------
Balanced                               (4.13)%         International Stock                  (19.34)%
------------------------------- ---------------------- ----------------------------- ---------------------
Growth and Income Stock               (11.78)%         Global Securities                    (11.39)%
------------------------------- ---------------------- ----------------------------- ---------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges in addition to the fund level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these subaccount charges.

This booklet is divided into two sections. Each section contains the annual report for a component of MEMBERS(R) Variable Annuity II and MEMBERS(R) Choice Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

Statements of Assets and Liabilities.......... page 2           Notes to Financial Statements................ page  8
Statements of Operations...................... page 4           Report of Independent Accountants............ page 12
Statements of Changes in Net Assets........... page 5

The second section of this booklet contains the annual reports for the Ultra Series Fund, the underlying mutual funds. The Ultra Series Fund includes the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund.

As always, we at CUNA Mutual Life Insurance Company would like to thank you for choosing our variable annuity to help you meet your long term asset accumulation goals and retirement income needs. We truly appreciate the trust and confidence you place in us and we look forward to serving you in the future.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                      Statements of Assets and Liabilities
                                December 31, 2001


                                            Money                                  High                              Growth and
                                           Market               Bond              Income            Balanced        Income Stock
Assets:                                  Subaccount          Subaccount         Subaccount         Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   28,566,668 shares at net asset value of
   $1.00 per share (cost $28,566,668)   $28,566,668         $        --        $       --        $        --        $        --

Bond Fund,
   3,218,372 shares at net asset value of
   $10.20 per share (cost $33,350,155)           --          32,817,209                --                 --                 --

High Income Fund,
   759,980 shares at net asset value of
   $9.41 per share (cost $7,551,359)             --                  --         7,153,716                 --                 --

Balanced Fund,
   3,559,166 shares at net asset value of
   $18.42 per share (cost $67,934,389)           --                  --                           65,574,867                 --

Growth and Income Stock Fund,
   1,657,149 shares at net asset value of
   $28.73 per share (cost $49,839,176)           --                  --                --                            47,609,342
                                         ----------          ----------        ----------         ----------         ----------
     Total assets                        28,566,668          32,817,209         7,153,716         65,574,867         47,609,342
                                         ----------          ----------        ----------         ----------         ----------
Liabilities:
Accrued adverse mortality and
   expense charges                           27,358              30,018             6,608             59,372             43,686
                                         ----------          ----------        ----------         ----------         ----------
     Total liabilities                       27,358              30,018             6,608             59,372             43,686
                                         ----------          ----------        ----------         ----------         ----------
     Net assets                         $28,539,310         $32,787,191        $7,147,108        $65,515,495        $47,565,656
                                         ==========          ==========        ==========         ==========         ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                            $28,539,310         $32,782,466        $7,144,428        $65,469,746        $47,524,273
Contracts in annuity period
    (note 2 and note 5)                          --               4,725             2,680             45,749             41,383
                                         ----------          ----------        ----------         ----------         ----------
     Total contract owners' equity      $28,539,310         $32,787,191        $7,147,108        $65,515,495        $47,565,656
                                         ==========          ==========        ==========         ==========         ==========
     Total units outstanding
       (note 5 and note 6)                2,766,278           2,970,180           696,312          6,882,972          5,523,431
                                         ==========          ==========        ==========         ==========         ==========
     Net asset value per unit                $10.32              $11.04            $10.26              $9.52              $8.61
                                         ==========          ==========        ==========         ==========         ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Assets and Liabilities, continued
                                December 31, 2001


                                            Capital
                                         Appreciation          Mid-Cap           Emerging         International        Global
                                             Stock              Stock             Growth              Stock          Securities
Assets:                                   Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   1,720,734 shares at net asset value of
   $20.70 per share (cost $39,690,042)   $35,616,886        $        --        $       --         $       --         $       --

Mid-Cap Stock Fund,
   1,478,728 shares at net asset value of
   $13.94 per share (cost $20,082,952)                       20,614,992                --                 --                 --

Emerging Growth Fund,
   1,229,914 shares at net asset value of
   $6.24 per share (cost $8,500,039)              --                            7,676,747                 --                 --

International Stock Fund,
   390,729 shares at net asset value of
   $7.89 per share (cost $3,362,405)              --                 --                --          3,084,301                 --

Global Securities Fund,
   283,936 shares at net asset value of
   $8.91 per share (cost $2,560,333)              --                 --                --                 --          2,529,615
                                          ----------         ----------         ---------          ---------          ---------
     Total assets                         35,616,886         20,614,992         7,676,747          3,084,301          2,529,615
                                          ----------         ----------         ---------          ---------          ---------
Liabilities
Accrued adverse mortality and
   expense charges                            32,523             18,788             6,994              2,873              2,351
                                          ----------         ----------         ---------          ---------          ---------
     Total liabilities                        32,523             18,788             6,994              2,873              2,351
                                          ----------         ----------         ---------          ---------          ---------
     Net assets                          $35,584,363        $20,596,204        $7,669,753         $3,081,428         $2,527,264
                                          ==========         ==========         =========          =========          =========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                             $35,541,991        $20,562,978        $7,658,034         $3,073,325         $2,526,365
Contracts in annuity period
    (note 2 and note 5)                       42,372             33,226            11,719              8,103                899
                                          ----------         ----------         ---------          ---------          ---------
     Total contract owners' equity       $35,584,363        $20,596,204        $7,669,753         $3,081,428         $2,527,264
                                          ==========         ==========         =========          =========          =========
     Total units outstanding
       (note 5 and note 6)                 4,209,787          1,836,380         1,293,733            393,284            280,050
                                          ==========         ==========         =========          =========          =========
     Net asset value per unit                  $8.45             $11.22             $5.93              $7.84              $9.02
                                          ==========         ==========         =========          =========          =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                            Statements of Operations
                          Year Ended December 31, 2001


                                          Money                                   High                                Growth and
                                         Market               Bond               Income             Balanced         Income Stock
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                        $378,044          $1,191,772           $425,907          $1,428,411            $408,987
  Adverse mortality and expense charges
   (note 3)                              (150,975)           (150,410)           (40,732)           (361,427)           (288,611)
                                        ---------           ---------          ---------          ----------          ----------
  Net investment income (loss)            227,069           1,041,362            385,175           1,066,984             120,376
                                        ---------           ---------          ---------          ----------          ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received         --                  --                 --           1,326,662             593,817
   Proceeds from sale of securities    10,690,333             745,710            359,365             823,788             657,933
   Cost of securities sold            (10,690,333)           (740,459)          (369,631)           (889,077)           (706,754)
                                        ---------           ---------          ---------          ----------          ----------
   Net realized gain (loss) on security
    transactions                               --               5,251            (10,266)          1,261,373             544,996
  Net change in unrealized appreciation
   or depreciation on investments              --            (525,937)          (397,486)         (2,357,652)         (2,256,872)
                                        ---------           ---------          ---------          ----------          ----------
   Net gain (loss) on investments              --            (520,686)          (407,752)         (1,096,279)         (1,711,876)
                                        ---------           ---------          ---------          ----------          ----------
Net increase (decrease) in net assets
  resulting from operations              $227,069            $520,676           ($22,577)           ($29,295)        ($1,591,500)
                                        =========           =========          =========          ==========          ==========


                                         Capital
                                      Appreciation           Mid-Cap            Emerging          International         Global
                                          Stock               Stock              Growth               Stock           Securities
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                         $23,947            $142,753       $         66           $     781              $4,672
  Adverse mortality and expense charges
   (note 3)                              (206,503)           (117,036)           (47,624)            (20,018)            (15,270)
                                       ----------           ---------          ---------           ---------           ---------
  Net investment income (loss)           (182,556)             25,717            (47,558)            (19,237)            (10,598)
                                       ----------           ---------          ---------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received  3,116,127             775,526                 --                  --                  --
   Proceeds from sale of securities       567,559             532,045            310,265              87,537              68,039
   Cost of securities sold               (652,542)           (533,923)          (368,075)            (95,712)            (73,681)
                                       ----------           ---------          ---------           ---------           ---------
   Net realized gain (loss) on security
    transactions                        3,031,144             773,648            (57,810)             (8,175)             (5,642)
  Net change in unrealized appreciation
   or depreciation on investments      (4,087,834)            482,505           (820,304)           (283,223)            (33,928)
                                       ----------           ---------          ---------           ---------           ---------
   Net gain (loss) on investments      (1,056,690)          1,256,153           (878,114)           (291,398)            (39,570)
                                       ----------           ---------          ---------           ---------           ---------
Net increase (decrease) in net assets
  resulting from operations           ($1,239,246)         $1,281,870          ($925,672)          ($310,635)           ($50,168)
                                       ==========           =========          =========           =========           =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                       Statements of Changes in Net Assets
         Year Ended December 31, 2001 and Period Ended December 31, 2000


                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              $227,069                $1,555                     $1,041,362               $15,964
  Net realized gain (loss) on
   security transactions                          --                    --                          5,251                    52
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                       (525,937)               (7,010)
                                         -----------            ----------                    -----------             ---------
    Change in net assets from operations     227,069                 1,555                        520,676                 9,006
                                         -----------            ----------                    -----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            43,066,438               478,237                     37,219,322               618,039
  Cost of units repurchased              (15,230,239)               (3,750)                    (5,578,348)               (1,275)
  Actuarial adjustments for mortality
   experience on annuities in payment period      --                    --                              7                    --
  Annuity benefit payments                        --                    --                           (236)                   --
                                         -----------            ----------                    -----------             ---------
   Change in net assets from capital
    unit transactions                     27,836,199               474,487                     31,640,745               616,764
                                         -----------            ----------                    -----------             ---------
Increase (decrease) in net assets         28,063,268               476,042                     32,161,421               625,770
Net assets:
  Beginning of period                        476,042                    --                        625,770                    --
                                         -----------            ----------                    -----------             ---------
  End of period                          $28,539,310              $476,042                    $32,787,191              $625,770
                                         ===========            ==========                    ===========             =========


                                              HIGH INCOME STOCK SUBACCOUNT                             BALANCED SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              $385,175                $4,744                     $1,066,984               $26,698
  Net realized gain (loss) on
   security transactions                     (10,266)                 (129)                     1,261,373                   (20)
  Net change in unrealized appreciation
   or depreciation on investments           (397,486)                 (157)                    (2,357,652)               (1,870)
                                          ----------            ----------                    -----------            ----------
    Change in net assets from operations     (22,577)                4,458                        (29,295)               24,808
                                          ----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units             8,612,860               372,517                     72,445,293             2,675,004
  Cost of units repurchased               (1,818,753)               (1,265)                    (9,586,999)              (10,697)
  Actuarial adjustments for mortality
   experience on annuities in payment period       4                    --                             99                    --
  Annuity benefit payments                      (136)                   --                         (2,718)                   --
                                          ----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                      6,793,975               371,252                     62,855,675             2,664,307
                                          ----------            ----------                    -----------            ----------
Increase (decrease) in net assets          6,771,398               375,710                     62,826,380             2,689,115
Net assets:
  Beginning of period                        375,710                    --                      2,689,115                    --
                                          ----------            ----------                    -----------            ----------
  End of period                           $7,147,108              $375,710                    $65,515,495            $2,689,115
                                          ==========            ==========                    ===========            ==========

See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
         Year Ended December 31, 2001 and Period Ended December 31, 2000

                                           GROWTH AND INCOME STOCK SUBACCOUNT                 CAPITAL APPRECIATION STOCK SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              $120,376                $9,646                      ($182,556)                ($841)
  Net realized gain (loss) on
   security transactions                     544,996                    --                      3,031,144                    --
  Net change in unrealized appreciation
   or depreciation on investments         (2,256,872)               27,038                     (4,087,834)               14,679
                                         -----------            ----------                    -----------            ----------
    Change in net assets from operations  (1,591,500)               36,684                     (1,239,246)               13,838
                                         -----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            55,745,938             3,348,794                     41,214,583             2,261,073
  Cost of units repurchased               (9,968,808)               (3,776)                    (6,659,910)               (4,771)
  Actuarial adjustments for mortality
   experience on annuities in payment period     156                    --                             95                    --
  Annuity benefit payments                    (1,832)                   --                         (1,299)                   --
                                         -----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                     45,775,454             3,345,018                     34,553,469             2,256,302
                                         -----------            ----------                    -----------            ----------
Increase (decrease) in net assets         44,183,954             3,381,702                     33,314,223             2,270,140
Net assets:
  Beginning of period                      3,381,702                    --                      2,270,140                    --
                                         -----------            ----------                    -----------            ----------
  End of period                          $47,565,656            $3,381,702                    $35,584,363            $2,270,140
                                         ===========            ==========                    ===========            ==========


                                                MID-CAP STOCK SUBACCOUNT                           EMERGING GROWTH SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)               $25,717                   $74                       ($47,558)                 $129
  Net realized gain (loss) on
   security transactions                     773,648                    (4)                       (57,810)                   --
  Net change in unrealized appreciation
   or depreciation on investments            482,505                49,535                       (820,304)               (2,987)
                                         -----------            ----------                    -----------            ----------
    Change in net assets from operations   1,281,870                49,605                       (925,672)               (2,858)
                                         -----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            21,833,553             1,202,806                      9,600,137               851,564
  Cost of units repurchased               (3,767,828)               (3,208)                    (1,852,572)                 (513)
  Actuarial adjustments for mortality
   experience on annuities in payment period      35                    --                             20                    --
  Annuity benefit payments                      (629)                   --                           (353)                   --
                                         -----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                     18,065,131             1,199,598                      7,747,232               851,051
                                         -----------            ----------                    -----------            ----------
Increase (decrease) in net assets         19,347,001             1,249,203                      6,821,560               848,193
Net assets:
  Beginning of period                      1,249,203                    --                        848,193                    --
                                         -----------            ----------                    -----------            ----------
  End of period                          $20,596,204            $1,249,203                     $7,669,753              $848,193
                                         ===========            ==========                    ===========            ==========

See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
         Year Ended December 31, 2001 and Period Ended December 31, 2000


                                            INTERNATIONAL STOCK SUBACCOUNT                       GLOBAL SECURITIES SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              ($19,237)                  $35                       ($10,598)                 $208
  Net realized gain (loss) on
   security transactions                      (8,175)                   (4)                        (5,642)                   --
  Net change in unrealized appreciation
   or depreciation on investments           (283,223)                5,118                        (33,928)                3,211
                                          ----------            ----------                     ----------             ---------
    Change in net assets from operations    (310,635)                5,149                        (50,168)                3,419
                                          ----------            ----------                     ----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units             3,993,506               339,815                      2,925,388               129,169
  Cost of units repurchased                 (945,822)                 (300)                      (480,484)                   --
  Actuarial adjustments for mortality
   experience on annuities in payment period      22                    --                             --                    --
  Annuity benefit payments                      (307)                   --                            (60)                   --
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                      3,047,399               339,515                      2,444,844               129,169
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets          2,736,764               344,664                      2,394,676               132,588
Net assets:
  Beginning of period                        344,664                    --                        132,588                    --
                                          ----------            ----------                     ----------             ---------
  End of period                           $3,081,428              $344,664                     $2,527,264              $132,588
                                          ==========            ==========                     ==========             =========

See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type with ten funds. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge/Contingent Deferred Sales Charge (MEMBERS Variable Annuity II only). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Annual Rider Charges. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. The charge is 0.15% of the average monthly contract value for the prior contract year.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)  Investment Transactions

     The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2001, was as follows:

     Money Market Fund..........................................  $38,780,681
     Bond Fund..................................................   33,457,405
     High Income Fund...........................................    7,544,903
     Balanced Fund..............................................   66,130,955
     Growth and Income Stock Fund...............................   47,189,205
     Capital Appreciation Stock Fund............................   38,085,889
     Mid-Cap Stock Fund.........................................   19,416,502
     Emerging Growth Fund.......................................    8,016,426
     International Stock Fund...................................    3,118,347
     Global Securities Fund.....................................    2,504,559

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the period November 7, 2000 through December 31, 2000, and for the year ended December 31, 2001, were as follows:

                                                     Money                            High                       Growth and
                                                    Market           Bond            Income        Balanced     Income Stock
                                                  Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
Units for contracts in accumulation period:
Sold                                                 47,678           60,834          37,566        271,792         346,971
Repurchased                                            (374)            (124)           (128)        (1,078)           (391)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                     47,304           60,710          37,438        270,714         346,580
Sold                                              4,203,163        3,416,325         837,511      7,642,300       6,351,494
Repurchased                                      (1,484,189)        (507,283)       (178,898)    (1,034,848)     (1,179,449)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                  2,766,278        2,969,752         696,051      6,878,166       5,518,625
                                                  ---------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Sold                                                     --               --              --             --              --
Repurchased                                              --               --              --             --              --
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                     --              450             275          5,103           5,026
Repurchased                                              --              (22)            (14)          (297)           (220)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                         --              428             261          4,806           4,806
                                                  ---------        ---------       ---------      ---------       ---------

Total units outstanding December 31, 2001         2,766,278        2,970,180         696,312      6,882,972       5,523,431
                                                  =========        =========       =========      =========       =========


                                                    Capital
                                                 Appreciation       Mid-Cap         Emerging     International     Global
                                                     Stock           Stock           Growth          Stock       Securities
Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                  ----------      ----------       ----------     ----------     ----------
Sold                                                241,745          122,724          97,794         35,488          13,024
Repurchased                                            (503)            (328)            (60)           (32)             --
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                    241,242          122,396          97,734         35,456          13,024
Sold                                              4,782,979        2,077,912       1,506,849        476,238         321,843
Repurchased                                        (819,448)        (366,889)       (312,826)      (119,443)        (54,917)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                  4,204,773        1,833,419       1,291,757        392,251         279,950
                                                  ---------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Sold                                                     --               --              --             --              --
Repurchased                                              --               --              --             --              --
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                  5,175            3,024           2,037          1,071             107
Repurchased                                            (161)             (63)            (61)           (38)             (7)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                      5,014            2,961           1,976          1,033             100
                                                  ---------        ---------       ---------      ---------       ---------

Total units outstanding December 31, 2001         4,209,787        1,836,380       1,293,733        393,284         280,050
                                                  =========        =========       =========      =========       =========

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                         Money Market                Bond                 High Income               Balanced
                                          Subaccount              Subaccount              Subaccount            Stock Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----         ----       ----
  Beginning of period                  $10.06     $10.00*      $10.31     $10.00*      $10.04     $10.00*       $9.93     $10.00*

  End of period                         10.32      10.06        11.04      10.31        10.26      10.04         9.52       9.93

Net Assets at end of period (000s)    28,539                  32,787                   7,147                  65,515

Units outstanding at end of
  period (000s)                        2,766         47        2,970         61          696         37        6,883        271

Total return1                          2.58%      0.60%**       7.08%      3.10%**      2.19%      0.40%**     (4.13%)    (0.70%)**

Investment income ratio2               2.88%                    9.11%                  12.02%                   4.54%

Expense ratio3                         1.15%                    1.15%                   1.15%                   1.15%


                                       Growth and Income     Capital Appreciation           Mid-Cap              Emerging Growth
                                       Stock Subaccount        Stock Subaccount        Stock Subaccount            Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----         ----       ----

  Beginning of period                   $9.76     $10.00*       $9.41     $10.00*      $10.21     $10.00*       $8.68     $10.00*

  End of period                          8.61       9.76         8.45       9.41        11.22      10.21         5.93       8.68

Net Assets at end of period (000s)    47,566                  35,584                  20,596                   7,670

Units outstanding at end of
  period (000s)                        5,523        347        4,210        241        1,836        122        1,294         98

Total return1                        (11.78%)    (2.40%)**    (10.20%)    (5.90%)**     9.89%      2.10%**    (31.68%)   (13.20%)**

Investment income ratio2               1.63%                    0.13%                   1.40%                   0.00%

Expense ratio3                         1.15%                    1.15%                   1.15%                   1.15%


                    International Global Securities
                      Stock Subaccount Subaccount

Unit value:                             2001       2000         2001       2000
                                        ----       ----         ----       ----
  Beginning of period                   $9.72     $10.00*      $10.18     $10.00*

  End of period                          7.84       9.72         9.02      10.18

Net Assets at end of period (000s)     3,081                   2,527

Units outstanding at end of
  period (000s)                          393         35          280         13

Total return1                        (19.34%)    (2.80%)**    (11.39%)     1.80%**

Investment income ratio2               0.04%                    0.35%

Expense ratio3                         1.15%                    1.15%


*The MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity product inception date was November 7, 2000, with all subaccounts starting with a $10.00 unit price.

**Not annualized.

1These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

2These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

3These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                        Report of Independent Accountants


To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock and Global Securities Subaccounts for MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity) as of December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2001 with Ultra Series Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 8, 2002